RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of Disclosure of transactions between related parties
The following table summarizes revenues the partnership has earned from transactions with related parties for the years ended December 31, 2025, 2024 and 2023:

		Year ended December 31,
(US$ MILLIONS)	Related Parties	2025	2024	2023
Revenues
	Brookfield Corporation (1)	$170	$236	$116
	Equity accounted investments of operating subsidiaries (2)	816	786	756
	Associates of operating subsidiaries (3)	285	235	219
	Other	53	63	51
		$1,324	$1,320	$1,142
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(1)Includes revenues earned by the partnership’s construction services from an affiliate of Brookfield Corporation.
(2)Includes revenues earned by the partnership’s advanced energy storage operation from an associate.
(3)The partnership corrected its comparative period disclosure for 2024 and 2023 to include revenue earned by the partnership’s Australian asset manager and lender from an associate.
The following table summarizes balances with related parties as at December 31, 2025 and 2024:

(US$ MILLIONS)	Related Parties	2025	2024
Financial assets
	Brookfield Corporation (1)	$584	$—
	Associates of operating subsidiaries	63	—
		$647	$—
Accounts and other receivable, net
	Brookfield Corporation	$445	$447
	Equity accounted investments of operating subsidiaries	89	64
	Associates of operating subsidiaries (2)	63	32
	Other	58	10
		$655	$553
Accounts payable and other
	Brookfield Corporation (3)	$330	$398
	Other	—	31
		$330	$429
Non-recourse borrowings in subsidiaries of the partnership
	Brookfield Wealth Solutions	$84	$143
	Associates of operating subsidiaries (2)	348	280
		$432	$423

Interest of others in operating subsidiaries	Brookfield Wealth Solutions	$4	$4
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(1)Includes the fair value of units in a new evergreen private equity fund managed by Brookfield Asset Management.
(2)The partnership corrected its comparative period disclosure for 2024 to include balances between the partnership’s Australian asset manager and lender and an associate.
(3)Includes $170 million related to a tax receivable agreement due to an affiliate of Brookfield Corporation by the partnership’s advanced energy storage operation (2024: $268 million).